Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Nov. 18, 2023 CNY (¥)	Sep. 08, 2023 USD ($)
Commitments and Contingencies [Line Items]
Construction in progress amount	¥ 39,119,300
Contract liability		¥ 47,000,000	$ 300,000
Frozen amount	418,201
Contingencies [Member]
Commitments and Contingencies [Line Items]
Frozen amount	¥ 417,990